TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable [Line Items]
Less: non-current portion – accounts receivable	$ (4,725)	$ (5,381)
Trade and other accounts receivable, current	1,244,348	1,162,582	$ 1,202,945	$ 1,202,945
Gross carrying amount [member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable [Line Items]
Trade accounts receivable	1,073,599	1,077,561
Other accounts receivable	275,876	188,393
Total net trade and accounts receivable	1,349,475	1,265,954
Accumulated impairment [member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable [Line Items]
Other accounts receivable
Total net trade and accounts receivable	1,249,073	1,167,963
Less: Expected credit loss	$ (100,402)	$ (97,991)